Vanguard Target Maturity 2029 Corporate Bond ETF N-1A Cover	Sep. 30, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	VANGUARD WELLESLEY INCOME FUND
Entity Central Index Key	0000105544
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Prospectus Date	Mar. 23, 2026